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Semiannual Report



Centennial
America Fund, L.P.


June 30, 2000
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Blank inside front cover

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James C. Swain
Chairman
Centennial America Fund, L.P.

Bridget A. Macaskill
President
Centennial America Fund, L.P.


Dear Shareholder:

A series of three short-term interest rate hikes initiated by the Federal Reserve Board marked the six-month period that ended June 30, 2000. Prompted by ongoing inflation concerns, Fed Chairman Alan Greenspan continued to employ a gradual approach to slowing an overheated domestic economy, raising rates by a quarter point on two occasions, then concluding with a more aggressive half-point increase. Although this measured course of action, which followed three prior rate hikes in the second half of 1999, at first appeared to produce no tangible signs of cooling, reports toward the end of the period suggested a slight moderation in economic growth.

Against this backdrop, Centennial America Fund, L.P. produced an annualized yield of 4.56%, and an annualized yield including the effects of compounding of 4.63%, for the half-year period. The Fund's seven-day and compounded seven-day yields on June 30, 2000, were 5.63% and 5.78%, respectively.(1)

While the Fund is managed to emphasize liquidity and safety, these returns were generally higher than those reported six months ago, due primarily to higher short-term interest rates during the period.

In anticipation of these higher rates, we kept our average maturity short. This enabled us to respond more effectively to changing conditions without incurring undue risk. However, because rates were rising at fairly frequent intervals, there was unprecedented demand for securities with shorter maturities. As the supply of short-term U.S. Treasury bills came under pressure, their prices, already expensive in our view, moved even higher. Their yields, in turn, trended downward.

Therefore, we focused our sights on U.S. Government agency securities, which offered attractive yields at more reasonable valuations. These short-term securities are issued by agencies such as the Federal National Mortgage Association (Fannie Mae) or the Federal Home Loan Mortgage Corporation (Freddie
Mac). We also held a sizable position in repurchase agreements, which are issued by a bank or other institution but backed by U.S. Government or agency securities. In both cases, they are highly liquid, a must for a money market vehicle like Centennial America Fund. All told, U.S. Government agency securities comprised 87.2% of net assets at period end, while repurchase agreements accounted for 14.6%.(2)





An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
1. Compounded yields assume reinvestment of dividends. Past performance is not indicative of future results.
2. Based on total market value of net assets.



 2  Centennial America Fund, L.P.

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Going forward, it's unclear whether the Federal Reserve will need to continue to pursue a tight monetary policy. The Fed took a wait-and-see approach at the June 28, 2000, Federal Open Market Committee meeting, and still maintains a close eye on stock market performance and consumer confidence. We have recently started to purchase securities with maturities in excess of 90 days.

In closing, we'd like thank you for your continued confidence and participation in Centennial America Fund, L.P. We look forward to helping you reach your financial goals, while seeking to maintain the liquidity and safety of your investment.


Sincerely,

/s/James C. Swain                     /s/Bridget A. Macaskill
James C. Swain                        Bridget A. Macaskill


July 24, 2000

 3  Centennial America Fund, L.P.


---------------------------------------------------------------------------------------------------------------------
Statement of Investments                                                                    June 30, 2000 (Unaudited)


                                                                                       Principal         Value
                                                                                       Amount            See Note 1
=====================================================================================================================
Repurchase Agreements - 14.6%
---------------------------------------------------------------------------------------------------------------------
Repurchase  agreement  with  PaineWebber,  Inc.,  6.60%,  dated  6/30/00,  to be repurchased at $4,832,657 on 7/3/00, collateralized by Federal National Mortgage
Assn., 6.50%--7%, 1/1/27--8/1/29, with a value of $7,797,827                           $4,830,000        $ 4,830,000

=====================================================================================================================
U.S. Government Agencies - 87.2%
---------------------------------------------------------------------------------------------------------------------
Federal Farm Credit Bank:
6.42%, 8/3/00                                                                             760,000            755,527
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank:
6.41%, 8/2/00                                                                             580,000            576,695
6.48%, 9/8/00                                                                           2,500,000          2,468,950
---------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.:
6.40%, 7/11/00                                                                          3,625,000          3,618,556
6.43%, 7/14/00-8/17/00                                                                  6,532,000          6,495,758
6.45%, 7/18/00                                                                          2,000,000          1,993,908
---------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6.40%, 7/6/00                                                                           2,000,000          1,998,222
6.46%, 9/7/00                                                                           2,500,000          2,469,494
6.48%, 9/21/00                                                                          2,500,000          2,463,100
6.50%, 7/27/00                                                                          1,025,000          1,020,188
---------------------------------------------------------------------------------------------------------------------
Student Loan Marketing  Assn.,  guaranteeing  commercial  paper of New Hampshire
Higher Education Loan Corp., Series 1995A:
6.45%, 7/20/00                                                                          2,000,000          1,993,192
6.48%, 7/10/00                                                                          1,867,000          1,863,975
---------------------------------------------------------------------------------------------------------------------
USA Group Secondary Market Services, Inc., Series A:
6.43%, 7/18/00                                                                          1,000,000            996,964
                                                                                                         ------------
Total U.S. Government Agencies                                                                            28,714,529

---------------------------------------------------------------------------------------------------------------------
Total Investments, at Value                                                                 101.8%        33,544,529
---------------------------------------------------------------------------------------------------------------------

Liabilities in Excess of Other Assets                                                        (1.8)          (602,192)
                                                                                            ------       ------------

Net Assets                                                                                  100.0%       $32,942,337
                                                                                            ======       ============

See accompanying Notes to Financial Statements.

 4  Centennial America Fund, L.P.


------------------------------------------------------------------------------------------------------------------------------------
Statement of Assets and Liabilities                                                 June 30, 2000 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at value - see accompanying statement                                                                      $33,544,529
------------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                                                                          230,580
Interest                                                                                                                        886
Other                                                                                                                           552
                                                                                                                        ------------
Total assets                                                                                                             33,776,547

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Liabilities
Bank overdraft                                                                                                                1,963
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Payables and other liabilities:
Shares of beneficial interest redeemed                                                                                      651,631
Dividends                                                                                                                    80,660
Shareholder reports                                                                                                          33,606
Registration and filing fees                                                                                                 17,527
Service plan fees                                                                                                            17,131
Transfer and shareholder servicing agent fees                                                                                 1,165
Managing General Partners' compensation                                                                                         633
Other                                                                                                                        29,894
                                                                                                                        ------------
Total liabilities                                                                                                           834,210

------------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                                                                              $32,942,337
                                                                                                                        ============

------------------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
Paid-in capital                                                                                                         $32,942,220
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Accumulated net realized gain on investment transactions                                                                        117
                                                                                                                        ------------
Net assets - applicable to 32,942,220 shares of beneficial
interest outstanding                                                                                                    $32,942,337
                                                                                                                        ============
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Redemption Price and Offering Price Per Share                                                                $1.00


See accompanying Notes to Financial Statements.



 5  Centennial America Fund, L.P.


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Statement of Operations                                                           For the Six Months Ended June 30, 2000 (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
Investment Income
Interest                                                                                                                   $981,416

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Expenses
Management fees                                                                                                              72,967
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Registration and filing fees                                                                                                 32,718
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Service plan fees                                                                                                            32,161
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Tax provision                                                                                                                11,895
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Transfer and shareholder servicing agent fees                                                                                 5,668
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Shareholder reports                                                                                                           4,576
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Legal, auditing and other professional fees                                                                                   2,417
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Custodian fees and expenses                                                                                                   1,872
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Managing General Partners' compensation                                                                                         746
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Other                                                                                                                         1,208
                                                                                                                           ---------
Total expenses                                                                                                              166,228
Less expenses paid indirectly                                                                                                (1,872)
                                                                                                                           ---------
Net expenses                                                                                                                164,356

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Net Investment Income                                                                                                       817,060

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Net Increase in Net Assets Resulting from Operations                                                                       $817,060
                                                                                                                           =========


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Statements of Changes in Net Assets

                                                                                               Six Months Ended         Year Ended
                                                                                               June 30, 2000            December 31,
                                                                                               (Unaudited)              1999
------------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                             $817,060                 $927,177
------------------------------------------------------------------------------------------------------------------------------------

Net realized gain                                                                                                 --            117
                                                                                               -------------------------------------
Net increase in net assets resulting from operations                                               817,060                  927,294

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Dividends and/or Distributions to Shareholders                                                    (817,060)                (927,177)

------------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from
beneficial interest transactions                                                                 5,439,639                5,340,248

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Net Assets
Total increase                                                                                   5,439,639                5,340,365

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Beginning of period                                                                             27,502,698               22,162,333
                                                                                               -----------              ------------
End of period                                                                                  $32,942,337              $27,502,698
                                                                                               ===========              ============


See accompanying Notes to Financial Statements.

 6  Centennial America Fund, L.P.

--------------------------------------------------------------------------------------------------------------------------------
Financial Highlights

                                             Six Months
                                             Ended June 30,        Year Ended December 31,
                                             2000 (Unaudited)      1999        1998         1997        1996        1995
--------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                    $1.00        $1.00       $1.00        $1.00       $1.00        $1.00
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations - net
investment income and net realized gain                   .02          .04         .04          .05         .05          .04
Dividends and/or distributions to shareholders           (.02)        (.04)       (.04)        (.05)       (.05)        (.04)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                          $1.00        $1.00       $1.00        $1.00       $1.00        $1.00
                                                        ======       ======      ======       ======      ======       ======

--------------------------------------------------------------------------------------------------------------------------------
Total Return(1)                                         2.53%        3.82%       4.40%        4.63%       4.69%        4.56%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)              $32,942      $27,503     $22,162      $14,580     $18,661      $11,102
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Average net assets (in thousands)                     $32,642      $24,285     $19,724      $16,320     $16,998       $7,862
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Ratios to average net assets:(2)
Net investment income                                   5.03%        3.82%       4.23%        4.53%       4.52%        4.48%
Expenses                                                1.02%        1.32%       1.22%  (3)   0.98%  (3)  0.86%  (3)   1.48%  (3)


1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year.
2. Annualized for periods of less than one year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.




 7  Centennial America Fund, L.P.

NOTES TO FINANCIAL STATEMENTS  Unaudited

1.  Significant Accounting Policies
Centennial America Fund, L.P. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Fund is organized as a limited partnership and issues one class of shares, in the form of limited partnership interests. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Portfolio securities are valued on the basis of amortized cost, which approximates market value.

REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to limited partnerships. As a limited partnership, the Fund is not subject to U.S. federal income tax, and the character of the income earned and capital gains or losses realized by the Fund flows directly through to shareholders. Therefore, no federal income or excise tax provision is required. Beginning in 1998, according to the provisions of the 1997 Taxpayer Relief Act, the Fund will elect to be treated as an "Electing 1987 Partnership". As such it will record a U.S. Federal income provision equal to 3.50% of gross income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date. Realized gains and losses on investments are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period.
Actual results could differ from those estimates.

2.  Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                                         SIX MONTHS ENDED JUNE 30, 2000                YEAR ENDED DECEMBER 31, 1999
                                                        SHARES                   AMOUNT               SHARES                 AMOUNT
                                                  --------------------------------------         -----------------------------------
Sold                                                61,615,311             $ 61,615,311           47,105,774           $ 47,105,774
Dividends and/or distributions reinvested              718,301                  718,301              359,040                359,040
Redeemed                                           (56,893,973)             (56,893,973)         (44,958,229)           (44,958,229)
                                                   ------------            -------------         ------------          -------------

Net increase                                         5,439,639             $  5,439,639            2,506,585           $  2,506,585
                                                   ============            =============         ============          =============

3.  Fees and Other Transactions with Affiliates
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for an annual fee of 0.45% of the first $500 million of average annual net assets of the Fund and 0.40% of average annual net assets over $500 million. The Fund's management fee for the six months ended June 30, 2000 was an annualized rate of 0.45%, before any waiver by the Manager if applicable.

 8  Centennial America Fund, L.P.

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued

3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
TRANSFER AGENT FEES Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Fund and for other registered investment companies on an "at-cost" basis.

SERVICE PLAN FEES Under an approved plan of distribution, the Fund expends 0.20% of its net assets annually to reimburse Centennial Asset Management Corporation, a subsidiary of the Manager, for costs incurred in distributing shares of the Fund, including amounts paid to brokers, dealers, banks and other financial institutions.

 9  Centennial America Fund, L.P.

Centennial America Fund, L.P.


Officers and Managing General Partners
James C. Swain, Managing General Partner and Chairman of the Board Bridget A. Macaskill, Managing General Partner and President
Robert G. Avis, Managing General Partner
William A. Baker, Managing General Partner
Sam Freedman, Managing General Partner
Raymond J. Kalinowski, Managing General Partner
C. Howard Kast, Managing General Partner
Robert M. Kirchner, Managing General Partner
Ned M. Steel, Managing General Partner
Carol E. Wolf, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor
OppenheimerFunds, Inc.

Distributor
Centennial Asset Management Corporation

Sub-Distributor
OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent
Shareholder Services, Inc.

Custodian of Portfolio Securities
Citibank, N.A.

Independent Auditors
Deloitte & Touche LLP

Legal Counsel
Myer, Swanson, Adams & Wolf, P.C.

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

This is a copy of a report to shareholders of Centennial America Fund, L.P. This report must be preceded or accompanied by a Prospectus of Centennial America Fund, L.P. For other material information concerning the Fund, see the Prospectus.

For shareholder servicing call:
1-800-525-9310 (in U.S.)
303-768-3200 (outside U.S.)

Or write:
Shareholder Services, Inc.
P.O. Box 5143
Denver, CO  80217-5143


 10  Centennial America Fund, L.P.

RS0870.001.0600


 11  Centennial America Fund, L.P.